Debt - Contractual maturities of debt obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019		$ 32,580
2020		31,518
2021		30,761
2022		30,369
2023		76,575
Thereafter		150,038
Total	$ 281,508	$ 351,841	$ 0